Direxion Monthly SP 500 Bull 1_75X Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	15.43%	13.10%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	37.72%	19.58%		19.03%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.74%	17.72%		16.97%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.70%	15.08%		15.04%